Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document and Entity Information
Entity Registrant Name	EQT Midstream Partners, LP
Entity Central Index Key	0001540947
Document Type	8-K
Document Period End Date	Mar. 31, 2013
Amendment Flag	true
Amendment Description	Pursuant to Rule 3-10 of Regulation S-X, the Partnership, in Exhibit 99.1 to this Current Report on Form 8-K, is adding Note 16 to the Notes to Consolidated Financial Statements at December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012 in Item 8 of the Partnership's Annual Report on Form 10-K for the year ended December 31, 2012. In addition, the Partnership, in Exhibit 99.2 to this Current Report, is adding Note J to the Notes to Consolidated Financial Statements (Unaudited) at March 31, 2013 and for the three months ended March 31, 2013 and 2012 in Part I, Item 1 of the Partnership's Quarterly Report on Form 10-Q for the quarter ended March 31, 2013.
Entity Filer Category	Non-accelerated Filer